Document and Entity Information Document	Jan. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 16, 2025
Entity Registrant Name	Solo Brands, Inc.
Entity File Number	001-40979
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1360865
Entity Address, Address Line One	1001 Mustang Dr.
Entity Address, City or Town	Grapevine,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	817
Local Phone Number	900-2664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	DTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001870600
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Jan. 16, 2025